SUBSEQUENT EVENTS (Details) - Subsequent Event [Member]	1 Months Ended
Jul. 31, 2017 CNY (¥)
Subsequent Event [Line Items]
Medium term notes issued	¥ 300,000,000
Maturity date	Jul. 31, 2020
Finance lease	¥ 600,000,000
Finance lease maturity	July 2021